DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Principal Maturities
2023	$ 2,942
2024	40,817
2025	132
2026	136
2027	5,614
Thereafter	228,689
Total	$ 278,330